Related parties (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Related Party [Abstract]
Summary of Key Management Personnel Compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six month period ended June 30,
(in thousands of euros)	2021	2020
Salaries, wages and benefits	610	687
Share-based payments	743	859
Supervisory Board’s fees	245	35
Total compensation to related parties	1,598	1,581